Derivative financial instruments - Summary of derivative financial instruments portfolio (assets and liabilities) by type of instrument (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 3,344,201,685	R$ 3,579,124,453
Assets, fair value	R$ 46,199,796	R$ 23,733,466
Percentage of derivative financial assets	10000.00%	10000.00%
Liabilities, notional amount	R$ 3,692,719,383	R$ 3,105,052,651
Liabilities, fair value	R$ 40,047,687	R$ 24,785,416
Percentage of derivative financial liabilities	10000.00%	10000.00%
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	R$ 2,441,605,116	R$ 2,308,283,883
Liabilities, fair value	R$ 22,034,604	R$ 17,970,099
Percentage of derivative financial liabilities	5500.00%	7400.00%
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	R$ 825,780,642	R$ 403,391,373
Liabilities, fair value	R$ 14,000,255	R$ 3,448,067
Percentage of derivative financial liabilities	3500.00%	1300.00%
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	R$ 28,290,772	R$ 82,074,317
Liabilities, fair value	R$ 2,083,292	R$ 2,705,166
Percentage of derivative financial liabilities	500.00%	300.00%
Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, notional amount	R$ 397,042,853	R$ 311,303,078
Liabilities, fair value	R$ 1,929,536	R$ 662,084
Percentage of derivative financial liabilities	500.00%	1000.00%
Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 2,538,687,746	R$ 3,053,641,595
Assets, fair value	R$ 18,760,746	R$ 15,982,949
Percentage of derivative financial assets	4100.00%	8500.00%
Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 758,053,043	R$ 392,133,687
Assets, fair value	R$ 21,743,021	R$ 3,883,112
Percentage of derivative financial assets	4700.00%	1100.00%
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 24,701,643	R$ 125,343,466
Assets, fair value	R$ 2,692,354	R$ 2,889,964
Percentage of derivative financial assets	600.00%	300.00%
Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, notional amount	R$ 22,759,253	R$ 8,005,705
Assets, fair value	R$ 3,003,675	R$ 977,441
Percentage of derivative financial assets	600.00%	100.00%
Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 9,815,756	R$ 9,963,173
Liabilities, fair value	10,513,075	8,300,317
Not later than three months [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	5,905,967	5,996,813
Not later than three months [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	2,501,045	56,590
Not later than three months [member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	2,008,234	2,216,996
Not later than three months [member] | Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	97,829	29,918
Not later than three months [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	5,326,134	6,240,115
Not later than three months [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	2,296,009	381,744
Not later than three months [member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	2,058,810	2,508,142
Not later than three months [member] | Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	134,803	833,172
Later Than Four Months And Not Later Than One Year [Member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	14,720,786	7,342,323
Liabilities, fair value	10,134,377	6,773,980
Later Than Four Months And Not Later Than One Year [Member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	8,037,327	5,601,569
Later Than Four Months And Not Later Than One Year [Member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	1,106,887	842,922
Later Than Four Months And Not Later Than One Year [Member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	72,285	250,030
Later Than Four Months And Not Later Than One Year [Member] | Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	917,878	79,459
Later Than Four Months And Not Later Than One Year [Member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	12,239,761	6,455,786
Later Than Four Months And Not Later Than One Year [Member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	606,502	531,023
Later Than Four Months And Not Later Than One Year [Member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	605,517	250,756
Later Than Four Months And Not Later Than One Year [Member] | Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	1,269,006	104,758
Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	21,663,254	6,427,970
Liabilities, fair value	19,400,235	9,711,119
Later than one year [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	8,091,310	6,371,717
Later than one year [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	10,392,323	2,548,555
Later than one year [member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	2,773	238,140
Later than one year [member] | Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, fair value	913,829	552,707
Later than one year [member] | Option contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	1,194,851	3,287,048
Later than one year [member] | Swap contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	18,840,510	2,970,345
Later than one year [member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	28,027	131,066
Later than one year [member] | Futures contract [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	R$ 1,599,866	R$ 39,511